SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government grants related to unfulfilled obligations	¥ 0	¥ 0	¥ 7,614
Government grants income	10,825	27,446	15,384
Income tax, unrecognized	¥ 0	0
Number of operating segments | segment	2
Fair value investments recognized	¥ 0	¥ 0	¥ 0
Revenue | Customer concentration | Customer A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk	24.30%
Revenue | Customer concentration | Customer B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk	13.70%	17.50%	10.40%
Revenue | Customer concentration | Customer C
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk		12.70%
Revenue | Customer concentration | Customer D
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk			11.60%
Accounts receivables | Customer concentration | Customer A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk	61.00%
Accounts receivables | Customer concentration | Customer B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk	15.30%	64.40%
Accounts payable | Supplier concentration | Supplier A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of concentration risk	12.30%	13.70%	11.50%